Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held for Sale [abstract]
Schedule of Assets Held for Sale

As of December 31, 2024 and December 31, 2023, assets held for sale consisted of the following:

		As of December 31,	As of December 31,
	Note	2024	2023
Miners	i.	4,806	521
Mining electrical components		1,117	867
		5,923	1,388

Schedule of Movement of Miners Held For Sale

The following table summarizes the movement of Miners held for sale:

	MicroBT WhatsMiner M30, M31 & M50 Miners		Innosilicon T2T & T3, Canaan Avalon A10 and Antminer T15 & S15 Miners		MicroBT WhatsMiner M20S Miners		Bitmain S19j Pro Miners		TOTAL
	Qty	Value	Qty	Value	Qty	Value	Qty	Value	Qty	Value
Balance as of January 1, 2023	—	—	1,272	190	2,512	1,030	—	—	3,784	1,220
Additions	—	—	1,848	198	—	—	300	205	2,148	403
Dispositions	—	—	—	—	(1,781)	(714)	—	—	(1,781)	(714)
Impairment	—	—	(3,120)	(388)	—	—	—	—	(3,120)	(388)
Balance as of December 31, 2023	—	—	—	—	731	316	300	205	1,031	521
Additions	40,026	8,171	—	—	—	—	8,395	2,409	48,421	10,580
Dispositions	(15,099)	(2,299)	—	—	(258)	(108)	(699)	(260)	(16,056)	(2,667)
Impairment	—	(3,120)	—	—	(473)	(208)	—	(300)	(473)	(3,628)
Balance as of December 31, 2024	24,927	2,752	—	—	—	—	7,996	2,054	32,923	4,806